Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Segment information	Cameco has two reportable segments: uranium and fuel services. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies.
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Care and maintenance	$ 195,972,000	$ 153,924,000
Uranium [Member] | Cigar Lake [Member]
Disclosure Of Operating Segments [Line Items]
COVID-19 care and maintenance	45,988,000
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
COVID-19 care and maintenance	$ 8,992,000